Pension Plans and Other Postretirement Benefits Schedule of Amounts Recognized in Balance Sheet - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income	$ (28)	$ 0	$ (92)	$ 202
Other Comprehensive Income (Loss), Net of Tax	28	40	64	(22)
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	107		103
Accumulated other comprehensive income	0		(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(107)		(102)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0		0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0		1
Deferred income taxes - in AOCI	0		0
Net Amounts Recognized in Accumulated Other Comprehensive Income	0		1
Defined Benefit Plan, Accumulated Benefit Obligation	207		204
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	182		(217)
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	223		216
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	207		204
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	116		114
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	223		216
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			114	116
Prior Service Cost from Plan Amendments for U.S. Plans	0
Other Comprehensive Income (Loss), Net of Tax	0	(42)
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	2		1
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	156		148
Accumulated other comprehensive income	1		1
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(159)		(150)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0		0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(1)		0
Deferred income taxes - in AOCI	0		0
Net Amounts Recognized in Accumulated Other Comprehensive Income	(1)		0
Defined Benefit Plan, Accumulated Benefit Obligation	181		175
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	57		(184)
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	190		184
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	181		175
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	32		34
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	190		184
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			34	$ 32
Prior Service Cost from Plan Amendments for U.S. Plans	(1)
Other Comprehensive Income (Loss), Net of Tax	1	(20)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	4		4
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	84		82
Accumulated other comprehensive income	0		0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(88)		(86)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0		0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0		0
Deferred income taxes - in AOCI	0		0
Net Amounts Recognized in Accumulated Other Comprehensive Income	0		0
Prior Service Cost from Plan Amendments for U.S. Plans	0
Other Comprehensive Income (Loss), Net of Tax	0	(10)
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	0		0
Accumulated other comprehensive income	0		0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	0		0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0		0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0		0
Deferred income taxes - in AOCI	0		0
Net Amounts Recognized in Accumulated Other Comprehensive Income	0		$ 0
Prior Service Cost from Plan Amendments for U.S. Plans	0
Other Comprehensive Income (Loss), Net of Tax	$ 0	$ 1